CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                October 16, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:       First Trust Exchange-Traded AlphaDEX(R) Fund II
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 48 and under the Investment Company Act of 1940, as amended, Amendment No. 49 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Eurozone AlphaDEX(R) ETF, a series of the Registrant.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP


                                             By: /s/ Morrison C. Warren
                                                 -----------------------------
                                                     Morrison C. Warren

Enclosures